Employee Benefits - Summary of Defined Benefit Plans (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation	₨ 22,231	₨ 20,022	₨ 18,005
Fair value of plan assets	22,231	20,022
Changes in net defined benefit liability (asset) resulting from gain (loss) on remeasurement in other comprehensive income [abstract]
Return on plan assets excluding interest income	1,646	1,828	184
Value at the end of the year	22,231	20,022	18,005
Present value of unfunded obligation	(1,957)	(1,494)
Change in the effect of asset ceiling	(545)	(442)
Recognized liability	(2,502)	(1,936)
Effect of asset ceiling at the beginning of the year		442	490
Interest expense on effect of asset ceiling	17	20
Changes in the effect of limiting the surplus to the asset ceiling	74	(71)
Translation adjustment	12	3
Effect of asset ceiling at the end of the year	545	442
Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Expected return on plan assets	1,230	1,153
Employer contributions	141	140
Benefits paid	(313)	(20)
Contributions from plan participants due to transfer	558	0
Changes in net defined benefit liability (asset) resulting from gain (loss) on remeasurement in other comprehensive income [abstract]
Return on plan assets excluding interest income	416	675
Translation adjustment	177	69
Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation	24,188	21,516	18,613
Benefits paid	(2,627)	(1,927)
Contributions from plan participants due to transfer	558	0
Changes in net defined benefit liability (asset) resulting from gain (loss) on remeasurement in other comprehensive income [abstract]
Translation adjustment	209	93
Value at the end of the year	₨ 24,188	₨ 21,516	₨ 18,613